PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 3 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	March 31,	March 31,
	2024	2023

Land	$18,924,437	$13,334,843
Building	68,641,338	57,147,087
Computer and software	16,148	329,932
Leasehold improvement	–	27,036
Equipment and furniture	29,037	71,111
Total	87,610,960	70,910,009
Less: Accumulated depreciation	(4,029,638)	(1,341,458)
Property, plant and equipment, net	$83,581,322	$69,568,551

Depreciation expense was $2,409,762 and $1,361,211 for the years ended March 31, 2024 and 2023 respectively, including the depreciation expenses related to assets held for sale was $622,857 and $306,934 for the years ended March 31, 2024 and 2023 respectively.

In connection with the $5.5 million bank loan borrowed from the National Bank of Canada, the Company pledged its land and building under GV with net book value of approximately $4.3 million as the collateral to secure the loan. The property was recognized as asset held for sale by the Company from December 31, 2022 (see note 4), and was sold for $13.6 million (C$18.0 million) to an unrelated purchaser for cash in June 2023. The property was acquired by the Company in 2019. The proceeds of sale was used to settle the carried mortgages in the aggregate amount of approximately $5.6 million (C$7.5 million) and pay back portion of shareholder advance from Ms. Fan Zhou of $4.5 million (C$6.1 million). The net proceeds of cash to the Company from the sale of the property was approximately $2.4 million (C$3.3 million).

In connection with the $11.2 million bank loan borrowed from the HSBC in Canada, the Company pledged its land and two office buildings under Animation Group and NeoCanaan Investment with net book value of approximately $16.3 million as the collateral to secure the loan. The property is also secured by a private mortgage of approximately $3.0 million (C$4.0 million) as the Company’s financing activity during the year ended March 31, 2023. The two office buildings were listed in the market from January 1, 2023 for any potential buyer, and they were transferred to assets held for sale at their carrying value from December 31, 2022 and transferred back to property, plant and equipment as of March 31, 2024 due to change of plan (see note 4).

In connection with the $44.3 million bank loan borrowed from the Bank of China (Canada), the Company pledged its land and two office buildings purchased by 13995291 Canada Inc. on September 23, 2022, with the net book value of approximately $69.8 million as the collateral to secure the loan. The property is also secured by a private mortgage of approximately $3.7 million (C$5.0 million) as the Company’s financing activity during the years ended March 31, 2024 and 2023.

On December 15, 2023, the Company entered a purchase agreement with a related party Bethune Great Health Investment Management Inc. (“Bethune”) to purchase its 100% of equity interest. Thus, the land owned by the Bethune was consolidated to the Company’s property, plant and equipment balance. As of March 31, 2024, the land had a carrying value of $1,291,073 (C$1,748,000) and is collateral by a private mortgage of $812,460 (C$1,100,000) from an unrelated individual. (See note 10).

There was an addition of $1,331,300 (C$1,802,464) and $69,772,605 (C$94,427,670) on property, plant and equipment during the years ended March 31, 2024 and 2023 respectively, and approximately $36,367 depreciation and $1,783,037 appreciation on total original cost and accumulated depreciation respectively are due to depreciation of Canadian dollar relative to US dollars during the years ended March 31, 2024 and 2023. During the year ended March 31, 2023, land, building and equipment and furniture with net book value of $20,335,836 (C$27,521,771) was reclassified as assets held for sale (see note 4). During the year ended March 31, 2024, land and buildings with net book value of $16,381,985 (C$22,179,779) was transferred back from assets held for sale.

$49,784, $nil and $nil impairment loss was recorded   for the years ended March 31, 2024, 2023 and 2022.